UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01550

Selected Special Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS

							     SELECTED FUNDS

							     SEMI-ANNUAL

							     REPORT



							     June 30, 2003














SELECTING QUALITY COMPANIES FOR THE LONG TERM(TM)

			 Selected American Shares

			  Selected Special Shares
								 SELECTED
	     Selected U.S. Government Income Fund                   FUNDS

		   Selected Daily Government Fund

				TABLE OF CONTENTS


Shareholder Letter............................................................2


Management's Discussion and Analysis:
     Selected American Shares.................................................3
     Selected Special Shares..................................................4
     Selected U.S. Government Income Fund.....................................5


Schedule of Investments:
     Selected American Shares.................................................7
     Selected Special Shares.................................................11
     Selected U.S. Government Income Fund....................................14
     Selected Daily Government Fund..........................................16


Statements of Assets and Liabilities.........................................19


Statements of Operations.....................................................20


Statements of Changes in Net Assets..........................................21


Notes to Financial Statements................................................23


Financial Highlights:
     Selected American Shares................................................28
     Selected Special Shares.................................................29
     Selected U.S. Government Income Fund....................................30
     Selected Daily Government Fund..........................................31


Directors and Officers.......................................................32

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, a list of each individual purchase or sale and a new section on performance attribution.

In addition we produce a semi-annual Research Report. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.


Sincerely,


/s/ James J. McMonagle              /s/ Christopher C. Davis
----------------------              ------------------------
James J. McMonagle                  Christopher C. Davis
Chairman                            President


August 7, 2003

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

EQUITY MARKET ENVIRONMENT

During the six months ended June 30, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index, returned 11.76% and the Wilshire 5000 Index returned 12.91%.(1) This performance reflected a vigorous rally over the last three months. In the first three months, stock prices were depressed by investor apprehension about geopolitical tensions and generally glum economic news. Although the U.S. military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending stayed strong, but the job market deteriorated. The broad economy registered anemic growth. In March the market increased, and it continued in a positive trend through the end of June.


SELECTED AMERICAN SHARES

PERFORMANCE OVERVIEW

Selected American Shares returned 11.60% for the six-month period ended June 30, 2003(2), compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Fund's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term. Typically, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund's largest sector weightings were in banks and savings & loans and financial services. The Fund's financial services holdings outperformed the S&P 500(R) Index, while the Fund's banks and savings & loan holdings underperformed the S&P 500(R) Index. The Fund's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Progressive Corporation(3), a property/casualty insurance company, American Express, a financial services company and Costco, a retailing company. The Fund held substantial positions in all three companies and all three did well over the six-month period, Progressive Corporation increased by 47.41%, American Express by 18.55% and Costco by 30.43%.

The principal detractors from performance were: Kraft Foods, a food/beverage & restaurants company, Safeway, a retailing company and Tellabs, a telecommunications company. Over the six-month period, Kraft Foods decreased by 15.55% and Safeway decreased by 12.41%. Tellabs decreased by 15.41% prior to being sold.


TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
-----------------------------------                ---------------
American Express Co.                                   7.52%
Altria Group, Inc.                                     5.85%
American International Group, Inc.                     5.32%
Citigroup Inc.                                         4.11%
Progressive Corp. (Ohio)                               3.81%
Wells Fargo & Co.                                      3.80%
Sealed Air Corp.                                       3.69%
Berkshire Hathaway Inc., Class A                       3.66%
HSBC Holdings PLC                                      3.66%
Costco Wholesale Corp.                                 3.60%

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

SELECTED SPECIAL SHARES

PERFORMANCE OVERVIEW

Selected Special Shares returned 16.72% for the six-month period ended June 30, 2003(2), compared with a return of 12.91% for the Wilshire 5000 Index.(1) The Fund's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by companies with market capitalizations less than $20 billion.

The Fund's largest sector weightings were in retailing, media and electronics. The Fund's holdings in each of the three sectors outperformed the Wilshire 5000 Index and contributed to the Fund's strong performance.

The principal holdings contributing to performance were: Monster Worldwide(3), a media company, Tiffany & Co, a retailing company and Applied Materials, an electronics company. Monster Worldwide increased by 86.19% prior to being sold. Over the six month period Tiffany & Co. increased by 37.10% and Applied Materials increased by 21.57%.

The principal detractors from performance were: DST Systems, an information/information processing company; Duane Reade, a retailing company and Speedway Motorsports, a race track company. DST Systems decreased by 21.18%, Duane Reade decreased by 25.41% and Speedway Motorsports decreased by 15.17% prior to being sold.


TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
------------------------------------               ---------------
Tiffany & Co.                                          4.72%
AutoNation, Inc.                                       4.70%
Sigma-Aldrich Corp.                                    3.65%
AutoZone, Inc.                                         3.54%
BlackRock, Inc.                                        3.25%
Transatlantic Holdings, Inc.                           3.09%
Golden West Financial Corp.                            2.97%
Agilent Technologies, Inc.                             2.92%
Applied Materials, Inc.                                2.90%
Altria Group, Inc.                                     2.87%

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

GOVERNMENT BOND MARKET ENVIRONMENT

Government Bonds rallied in the second quarter amidst lingering questions regarding the strength of the U.S. economy. First-quarter GDP growth was revised down to a slower-than-expected 1.4% annualized rate, and the jobless rate hit 6.4% in June (a 9-year high). However, consumer confidence rose sharply during the second quarter, as major fighting in Iraq ended, and investors began to anticipate improvements in the economy. In May, Congress approved a $350 billion tax cut package, which also helped lift sentiment. The Federal Reserve lowered interest rates in June by 25 basis points, cutting the federal funds rate to 1.00% (the lowest level in 45 years), stating it had yet to see signs of sustainable economic growth.


SELECTED U.S. GOVERNMENT INCOME FUND

PERFORMANCE OVERVIEW

Selected U.S. Government Income Fund returned 1.74% for the six-month period ended June 30, 2003(2), compared with a return of 2.39% for the Lehman Brothers Intermediate Term U.S. Treasury Securities Index.(1) The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

The Fund's largest sector weighting was in mortgage-backed securities, with lesser investments in agency bonds and direct treasury bonds. This large commitment to mortgage-backed securities hurt the Fund's relative performance as both the agency bond market and direct treasury bond market outperformed the mortgage-backed securities market over the six month period.

----------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about risks, fees and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk,
(2) company risk, (3) headline risk and (4) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares' investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) headline risk and (5) selection risk. See the prospectus for a full description of each risk.

Selected U.S. Government Income Fund's investment objective is to obtain current income consistent with preservation of capital by investing principally in U.S. Government Securities. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected U.S. Government Income Fund is interest rate risk, consisting of both: (1) price volatility risk and
(2) extension and prepayment risk. See the prospectus for a full description of each risk.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is a recognized unmanaged index of U.S. Government Securities performance.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2003.

------------------------------------ ------------ ------------- ---------------
FUND NAME                               1 YEAR       5 YEARS       10 YEARS
------------------------------------ ------------ ------------- ---------------
Selected American Shares                3.59%        2.41%          12.09%
------------------------------------ ------------ ------------- ---------------
Selected Special Shares                 3.56%       (0.07%)         9.02%
------------------------------------ ------------ ------------- ---------------
Selected U.S. Government Income         5.62%        5.20%          5.35%
------------------------------------ ------------ ------------- ---------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments list each Fund's holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (94.24%)
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (14.97%)
     4,407,000      Bank One Corp. ..................................................................... $  163,852,260
     1,819,800      Golden West Financial Corp. ........................................................    145,602,198
    15,140,767      HSBC Holdings PLC...................................................................    179,187,486
     6,353,544      Lloyds TSB Group PLC................................................................     45,183,899
       330,000      State Street Corp. .................................................................     13,002,000
     3,696,560      Wells Fargo & Co. ..................................................................    186,306,624
													 --------------
													    733,134,467
													 --------------
   BUILDING MATERIALS - (1.34%)
       930,600      Martin Marietta Materials, Inc. ....................................................     31,277,466
       924,100      Vulcan Materials Co. ...............................................................     34,256,387
													 --------------
													     65,533,853
													 --------------
   BUSINESS SERVICES - (1.04%)
     1,241,000      D&B Corp.*..........................................................................     51,005,100
													 --------------
   CONSUMER PRODUCTS - (5.85%)
     6,307,500      Altria Group, Inc. .................................................................    286,612,800
													 --------------
   DIVERSIFIED MANUFACTURING - (4.53%)
     1,606,600      Dover Corp. ........................................................................     48,133,736
     9,139,764      Tyco International Ltd. ............................................................    173,472,721
													 --------------
													    221,606,457
													 --------------
   ELECTRONICS - (0.87%)
    10,192,500      Agere Systems Inc., Class A*........................................................     23,748,525
     1,195,000      Applied Materials, Inc.*............................................................     18,940,750
													 --------------
													     42,689,275
													 --------------
   ENERGY - (5.47%)
     2,070,080      ConocoPhillips......................................................................    113,440,384
     1,860,421      Devon Energy Corp. .................................................................     99,346,481
     1,313,100      EOG Resources, Inc. ................................................................     54,940,104
													 --------------
													    267,726,969
													 --------------
   FINANCIAL SERVICES - (15.40%)
     8,807,800      American Express Co. ...............................................................    368,254,118
     4,704,189      Citigroup Inc. .....................................................................    201,339,289
     1,931,000      Loews Corp. ........................................................................     91,316,990
     1,132,800      Moody's Corp. ......................................................................     59,709,888
     1,957,400      Providian Financial Corp.*..........................................................     18,125,524
       296,010      Takefuji Corp. .....................................................................     15,386,444
													 --------------
													   754,132,253
													 --------------
   FOOD/BEVERAGE & RESTAURANT - (3.09%)
     6,876,588      Diageo PLC..........................................................................     73,540,074
       652,400      Hershey Foods Corp. ................................................................     45,446,184

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   FOOD/BEVERAGE & RESTAURANT - CONTINUED
     1,000,000      Kraft Foods Inc., Class A........................................................... $   32,550,000
													 --------------
													   151,536,258
													 --------------
   HOTELS & MOTELS - (0.78%)
       988,700      Marriott International, Inc., Class A...............................................     37,985,854
													 --------------
   INDUSTRIAL - (3.69%)
     3,786,700      Sealed Air Corp.*...................................................................    180,474,122
													 --------------
   INSURANCE BROKERS - (1.04%)
     2,112,700      Aon Corp. .........................................................................      50,873,816
													---------------
   INVESTMENT FIRMS - (3.18%)
       890,300      Janus Capital Group Inc. ...........................................................     14,600,920
       315,099      Julius Baer Holding Ltd., Class B...................................................     77,399,281
     1,489,864      Morgan Stanley......................................................................     63,691,686
													 --------------
													    155,691,887
													 --------------
   LIFE INSURANCE - (0.60%)
       658,000      Principal Financial Group, Inc. ....................................................     21,220,500
       400,000      Sun Life Financial Services of Canada Inc. .........................................      8,308,000
													 --------------
													     29,528,500
													 --------------
   MEDIA - (1.34%)
     1,099,959      Lagardere S.C.A. ...................................................................     47,888,886
     2,235,400      WPP Group PLC.......................................................................     17,550,748
													 --------------
													     65,439,634
													 --------------
   MULTI-LINE INSURANCE - (5.32%)
     4,719,325      American International Group, Inc. .................................................    260,412,354
													 --------------
   PHARMACEUTICAL AND HEALTH CARE - (3.28%)
     1,180,000      Eli Lilly and Co. ..................................................................     81,384,600
       427,600      Merck & Co., Inc. ..................................................................     25,891,180
     1,569,460      Pfizer Inc. ........................................................................     53,597,059
													 --------------
													   160,872,839
													 --------------
   PROPERTY/CASUALTY INSURANCE - (8.45%)
	 2,475      Berkshire Hathaway Inc., Class A*...................................................    179,437,500
	 6,366      Berkshire Hathaway Inc., Class B*...................................................     15,469,380
       288,400      Chubb Corp. ........................................................................     17,304,000
	20,000      Markel Corp.*.......................................................................      5,120,000
     2,553,200      Progressive Corp. (Ohio)............................................................    186,638,920
       203,241      Travelers Property Casualty Corp., Class A..........................................      3,231,532
       417,570      Travelers Property Casualty Corp., Class B..........................................      6,585,079
													 --------------
													    413,786,411
													 --------------
   PUBLISHING - (0.76%)
       483,300      Gannett Co., Inc. ..................................................................     37,122,273
													 --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES/PRINCIPAL                                 SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   REAL ESTATE - (1.97%)
	77,000      Avalonbay Communities, Inc. ........................................................ $    3,283,280
     1,521,194      Centerpoint Properties Trust (b)....................................................     93,173,133
													 --------------
													     96,456,413
													 --------------
   REINSURANCE - (1.64%)
     1,158,300      Transatlantic Holdings, Inc. .......................................................     80,096,445
													 --------------
   RETAILING - (5.18%)
     4,817,000      Costco Wholesale Corp.*.............................................................    176,254,030
     1,340,000      RadioShack Corp. ...................................................................     35,255,400
     2,063,000      Safeway Inc.*.......................................................................     42,208,980
													 --------------
													    253,718,410
													 --------------
   TECHNOLOGY - (3.49%)
     1,317,100      BMC Software, Inc.*.................................................................     21,508,243
     1,428,600      Lexmark International, Inc.*........................................................    101,102,022
     1,880,000      Microsoft Corp. ....................................................................     48,146,800
													 --------------
													    170,757,065
													 --------------
   TRANSPORTATION - (0.96%)
       740,500      United Parcel Service, Inc., Class B................................................     47,169,850
													 --------------

			     Total Common Stock - (identified cost $3,865,636,599)......................  4,614,363,305
													 --------------

SHORT TERM INVESTMENTS - (5.72%)

  $ 62,094,000      Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
			 07/01/03, dated 06/30/03, repurchase value of $62,096,191
			 (collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $63,335,880)................................................     62,094,000
    79,334,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
			 07/01/03, dated 06/30/03, repurchase value of $79,336,799
			 (collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $80,920,680)................................................     79,334,000
    30,058,000      Redwood Receivable Corp., 1.32%, 07/01/03...........................................     30,058,000


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
JUNE 30, 2003 (Unaudited)

														VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
SHORT TERM INVESTMENTS - CONTINUED
$   30,000,000      San Paolo IMI US Financial Co., 0.94%, 07/11/03..................................  $     29,992,167
    30,000,000      UBS Finance Delaware, LLC, 0.96%, 07/02/03.......................................        29,999,200
    48,482,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
			 07/01/03, dated 06/30/03, repurchase value of $48,483,589
			 (collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $49,451,640).............................................        48,482,000
												       ----------------

			     Total Short Term Investments - (identified cost $279,959,367)...........       279,959,367
												       ----------------

			Total Investments - (99.96%) - (identified cost $4,145,595,966) - (a)........     4,894,322,672
			Other Assets Less Liabilities - (0.04%)......................................         2,203,104
												       ----------------
			     Net Assets - (100%).....................................................  $  4,896,525,776
												       ================

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $4,154,823,432. At
June 30, 2003, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:


			Unrealized appreciation......................................................  $  1,155,356,085
			Unrealized depreciation......................................................      (415,856,845)
												       ----------------
			     Net unrealized appreciation ............................................  $    739,499,240
												       ================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2003. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2003 amounts to $93,173,133. Transactions during the period in which the issuers were affiliates are as follows:


			    Shares                 Gross           Gross             Shares                 Dividend
Security                    December 31, 2002      Additions       Reductions        June 30, 2003          Income
--------                    -----------------      ---------       ----------        -------------          ------

Centerpoint Properties
     Trust                      1,521,194             -                  -            1,521,194            $  1,848,251







SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (91.10%)
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (5.30%)
	32,300      Bank One Corp. .....................................................................  $   1,200,914
	25,700      Golden West Financial Corp. ........................................................      2,056,257
	34,775      HSBC Holdings PLC ..................................................................        411,554
													  -------------
													      3,668,725
													  -------------
   BUSINESS SERVICES - (1.03%)
	17,400      D&B Corp.*..........................................................................        715,140
													  -------------
   CHEMICALS - (3.65%)
	46,700      Sigma-Aldrich Corp. ................................................................      2,530,206
													  -------------
   CONSUMER PRODUCTS - (2.87%)
	43,700      Altria Group, Inc. .................................................................      1,985,728
													  -------------
   DISTRIBUTORS - (2.75%)
	85,000      Aramark Corp., Class B*.............................................................      1,905,700
													  -------------
   DIVERSIFIED - (1.32%)
	20,100      Groupe Bruxelles Lambert S.A. ......................................................        910,929
													  -------------
   DIVERSIFIED MANUFACTURING - (2.37%)
	86,400      Tyco International Ltd. ............................................................      1,639,872
													  -------------
   ELECTRONICS - (9.09%)
       227,000      Agere Systems Inc., Class A*........................................................        528,910
       103,500      Agilent Technologies, Inc.*.........................................................      2,023,425
       126,800      Applied Materials, Inc.*............................................................      2,009,780
	 9,695      Molex Inc., Class A.................................................................        223,082
       149,500      Taiwan Semiconductor Manufacturing Co. Ltd., ADR*...................................      1,506,960
													  -------------
													      6,292,157
													  -------------
   EMPLOYEE STAFFING - (0.37%)
	13,560      Hudson Highland Group, Inc.*........................................................        255,063
													  -------------
   ENERGY - (5.64%)
	80,000      Calpine Corp.*......................................................................        528,000
	23,300      EOG Resources, Inc. ................................................................        974,872
	24,000      PetroChina Co. Ltd., ADR ...........................................................        724,800
	78,000      Premcor Inc.*.......................................................................      1,680,900
													  -------------
													      3,908,572
													  -------------
   FINANCIAL SERVICES - (5.06%)
	50,000      BlackRock, Inc.*....................................................................      2,252,000
	30,000      Northern Trust Corp. ...............................................................      1,251,900
													  -------------
													      3,503,900
													  -------------
   FOOD/BEVERAGE & RESTAURANT - (2.95%)
	 9,400      Diageo PLC, ADR.....................................................................        411,344
	45,000      McDonald's Corp. ...................................................................        992,700
	22,900      Papa John's International, Inc.*....................................................        640,513
													  -------------
													      2,044,557
													  -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - CONTINUED
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   HOTELS & MOTELS - (1.44%)
	26,000      Marriott International, Inc., Class A...............................................  $     998,920
													  -------------
   INDUSTRIAL - (2.48%)
	36,000      Sealed Air Corp.*...................................................................      1,715,760
													  -------------
   INFORMATION/INFORMATION PROCESSING - (2.10%)
	16,500      Automatic Data Processing, Inc. ....................................................        558,690
	34,400      Equifax Inc. .......................................................................        894,400
													  -------------
													      1,453,090
													  -------------
   INVESTMENT FIRMS - (0.18%)
	   500      Julius Baer Holding Ltd., Class B...................................................        122,818
													  -------------
   LIFE INSURANCE - (0.88%)
	19,900      AFLAC Inc. .........................................................................        611,925
													  -------------
   MEDIA - (6.45%)
	49,300      Belo Corp., Class A.................................................................      1,102,348
	32,300      Lagardere S.C.A. ...................................................................      1,406,244
	13,300      LIN TV Corp., Class A*..............................................................        313,215
	41,200      WPP Group PLC, ADR..................................................................      1,641,820
													  -------------
													      4,463,627
													  -------------
   MEDICAL INSTRUMENTS - (2.22%)
	77,000      Apogent Technologies Inc.*..........................................................      1,540,000
													  -------------
   PROPERTY/CASUALTY INSURANCE - (3.23%)
	    15      Berkshire Hathaway Inc., Class A*...................................................      1,087,500
	22,000      Cincinnati Financial Corp. .........................................................        815,760
	 1,300      Markel Corp.*.......................................................................        332,800
													  -------------
													      2,236,060
													  -------------
   REINSURANCE - (4.79%)
	15,400      Everest Re Group, Ltd. .............................................................      1,178,100
	30,900      Transatlantic Holdings, Inc. .......................................................      2,136,735
													  -------------
													      3,314,835
													  -------------
   RETAILING - (16.45%)
       207,000      AutoNation, Inc.*...................................................................      3,254,040
	32,300      AutoZone, Inc.*.....................................................................      2,453,831
	28,000      Costco Wholesale Corp.*.............................................................      1,024,520
	42,000      Home Depot, Inc. ...................................................................      1,391,040
       100,000      Tiffany & Co. ......................................................................      3,268,000
													  -------------
													     11,391,431
													  -------------
   TECHNOLOGY - (6.20%)
	 7,700      Advent Software, Inc.*..............................................................        130,053
	53,000      BMC Software, Inc.*.................................................................        865,490
	10,000      Lexmark International, Inc.*........................................................        707,700
	39,800      Microsoft Corp. ....................................................................      1,019,278

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - CONTINUED
JUNE 30, 2003 (Unaudited)

														VALUE
SHARES/PRINCIPAL                                 SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   TECHNOLOGY - CONTINUED
	15,300      SAP AG, ADR.........................................................................  $     447,066
	92,500      Sun Microsystems, Inc.*.............................................................        424,575
	16,000      Symantec Corp.*.....................................................................        700,800
													  -------------
													      4,294,962
													  -------------
   TELECOMMUNICATIONS - (2.28%)
	65,000      AT&T Wireless Services Inc.*........................................................        533,650
       318,000      Covad Communications Group, Inc.*...................................................        318,000
	77,000      Motorola, Inc. .....................................................................        726,110
													  -------------
													      1,577,760
													  -------------

			      Total Common Stock - (identified cost $53,906,771)........................     63,081,737
													  -------------

SHORT TERM INVESTMENTS - (7.01%)

$    1,587,000      Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $1,587,056
			(collateralized by: U.S. Government obligations in a pooled cash account,
			total market value $1,618,740)..................................................      1,587,000
     2,028,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $2,028,072
			(collateralized by: U.S. Government obligations in a pooled cash account,
			total market value $2,068,560).................................................       2,028,000
     1,239,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
			07/01/03, dated 06/30/03, repurchase value of $1,239,041
			(collateralized by: U.S. Government obligations in a pooled cash account,
			total market value $1,263,780).................................................       1,239,000
													  -------------

			       Total Short Term Investments - (identified cost $4,854,000)..............      4,854,000
													  -------------

			Total Investments - (98.11%) - (identified cost $58,760,771) - (a).............      67,935,737
			Other Assets Less Liabilities - (1.89%).........................................      1,308,053
													  -------------
			       Net Assets - (100%)......................................................  $  69,243,790
													  =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $58,760,771. At June 30, 2003, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:


			Unrealized appreciation.........................................................  $  12,446,231
			Unrealized depreciation.........................................................     (3,271,265)
													  -------------
			       Net unrealized appreciation .............................................  $   9,174,966
													  =============


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST - SELECTED U.S. GOVERNMENT INCOME FUND JUNE 30, 2003 (Unaudited)

														VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
MORTGAGES - (55.62%)
   FANNIE MAE POOLS - (25.14%)
$       98,243      6.00%, 10/01/16, Pool No. 615235....................................................  $     102,603
	89,082      5.00%, 10/01/17, Pool No. 668039....................................................         92,124
       173,574      5.00%, 10/01/17, Pool No. 661813....................................................        179,501
       200,000      4.50%, 06/01/18, Pool No. 722795....................................................        204,388
	83,051      6.50%, 05/01/31, Pool No. 578867....................................................         86,619
       144,094      6.50%, 06/01/31, Pool No. 589340....................................................        150,285
       169,148      7.50%, 03/01/32, Pool No. 545546....................................................        179,798
       104,580      6.00%, 10/01/32, Pool No. 667338....................................................        108,743
       240,076      6.00%, 11/01/32, Pool No. 545998....................................................        249,634
													  -------------
			   Total FANNIE MAE - (identified cost $1,337,251)..............................      1,353,695
													  -------------

   FREDDIE MAC POOLS - (20.24%)
       118,517      6.00%, 10/01/16, Pool No. E01054....................................................        123,294
       223,376      6.00%, 11/01/16, Pool No. E86208....................................................        232,380
       140,253      5.00%, 10/01/17, Pool No. E91955....................................................        144,954
       167,533      7.00%, 06/01/32, Pool No. C68162....................................................        175,749
       149,599      6.50%, 07/01/32, Pool No. C68657....................................................        155,652
       100,859      6.50%, 08/01/32, Pool No. C69739....................................................        104,940
       148,144      5.50%, 02/01/33, Pool No. C77918....................................................        153,129
													  -------------
			   Total FREDDIE MAC - (identified cost $1,086,114).............................      1,090,098
													  -------------

   GINNIE MAE POOLS - (10.24%)
	 2,545      5.75%, 09/20/23, Pool No. 008299 (b)................................................          2,630
	 4,282      4.375%, 01/20/24, Pool No. 008360 (b)..............................................           4,447
       142,174      5.50%, 11/15/32, Pool No. 589533....................................................        148,424
       228,318      6.00%, 02/15/33, Pool No. 607650....................................................        239,296
       149,548      6.00%, 03/15/33, Pool No. 553126....................................................        156,738
													  -------------
			   Total GINNIE MAE - (identified cost $548,960)................................        551,535
													  -------------

			   Total Mortgages - (identified cost $2,972,325)...............................      2,995,328
													  -------------

U.S. TREASURY BONDS - (11.67%)
       160,000      Interest-Only Strip, 4.42%, 11/15/12 (c)............................................        112,499
       165,000      Principal-Only Strip, 4.18%, 05/15/17 (c)...........................................         89,202
       300,000      Principal-Only Strip, 4.43%, 08/15/19 (c)...........................................        140,532
	50,000      Principal-Only Strip, 5.40%, 11/15/27 (c)...........................................         14,789
       100,000      7.50%, 11/15/16.....................................................................        135,891
	15,000      6.00%, 02/15/26.....................................................................         17,944
	90,000      6.75%, 08/15/26.....................................................................        117,365
													  -------------
			   Total U.S. Treasury Bonds - (identified cost $623,249).......................        628,222
													  -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED U.S. GOVERNMENT INCOME FUND - CONTINUED
JUNE 30, 2003 (Unaudited)


														VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
U.S. TREASURY NOTES - (14.18%)
$      200,000      6.875%, 05/15/06....................................................................  $     229,282
       160,000      7.00%, 07/15/06.....................................................................        184,899
	80,000      6.50%, 10/15/06.....................................................................         91,925
       150,000      4.75%, 11/15/08.....................................................................        166,313
	75,000      6.50%, 02/15/10.....................................................................         91,055
													  -------------
			   Total U.S. Treasury Notes - (identified cost $752,075).......................        763,474
													  -------------

GOVERNMENT AGENCY NOTES - (11.73%)
       160,000      Fannie Mae, 4.375%, 10/15/06........................................................        172,141
       150,000      Fannie Mae, 5.00%, 01/20/07.........................................................        152,818
       100,000      Fannie Mae, 6.375%, 06/15/09........................................................        118,116
	50,000      Freddie Mac, 3.15%, 09/02/05........................................................         50,158
       135,000      Freddie Mac, 4.375%, 02/04/10.......................................................        138,402
													  -------------
			   Total Government Agency Notes - (identified cost $632,192)...................        631,635
													  -------------

SHORT TERM INVESTMENTS - (7.33%)

       129,000      Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $129,005
			(collateralized by: U.S. Government obligations in a pooled cash account,
			total market value $131,580)....................................................        129,000
       165,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $165,006
			(collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $168,300)...................................................        165,000
       101,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
			07/01/03, dated 06/30/03, repurchase value of $101,003
			(collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $103,020)...................................................        101,000
													  -------------

			     Total Short Term Investments - (identified cost $395,000)..................        395,000
													  -------------

			Total Investments - (100.53%) - (identified cost $5,374,841) - (a)..............      5,413,659
			Liabilities Less Other Assets - (0.53%).........................................        (28,712)
													  -------------
			     Net Assets - (100%)........................................................  $   5,384,947
													  =============

(a) Aggregate cost for Federal Income Tax purposes is $5,374,841. At June 30,
2003, unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

			Unrealized appreciation.........................................................  $      56,728
			Unrealized depreciation.........................................................        (17,910)
													  -------------
			     Net unrealized appreciation................................................  $      38,818
													  =============

(b) The interest rates on adjustable rate mortgage securities, shown as of June 30, 2003, may change monthly or less frequently and are based on indices of market interest rates.

(c)  Zero coupon bonds reflect effective yield on the date of purchase.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND
JUNE 30, 2003 (Unaudited)

														VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
FANNIE MAE - (22.42%)
$  1,340,000        1.18%, 07/01/03..................................................................... $    1,340,000
   2,000,000        1.18%, 07/07/03.....................................................................      1,999,607
     600,000        1.20%, 07/09/03.....................................................................        599,840
   4,486,000        1.18%, 07/23/03.....................................................................      4,482,760
   2,000,000        4.00%, 08/15/03.....................................................................      2,006,082
   1,800,000        1.08%, 08/25/03.....................................................................      1,797,030
   1,400,000        1.075%, 09/03/03....................................................................      1,397,324
      16,000        1.22%, 09/09/03.....................................................................         15,962
   5,000,000        0.87%, 09/24/03.....................................................................      4,989,729
      35,000        5.50%, 09/29/03.....................................................................         35,338
      70,000        5.26%, 10/02/03.....................................................................         70,643
      25,000        6.84%, 10/15/03.....................................................................         25,345
      25,000        4.75%, 11/14/03.....................................................................         25,295
      35,000        5.80%, 12/10/03.....................................................................         35,609
      10,000        5.41%, 12/15/03.....................................................................         10,140
   7,000,000        1.053%, 03/11/04 (b)................................................................      7,000,268
      75,000        5.91%, 03/19/04.....................................................................         77,531
													 --------------

		      Total FANNIE MAE - (identified cost $25,908,503) .................................     25,908,503
													 --------------

FEDERAL FARM CREDIT BANK - (8.97%)
      74,000        1.34%, 08/05/03.....................................................................         73,904
      55,000        5.375%, 09/11/03....................................................................         55,440
     125,000        3.125%, 10/01/03....................................................................        125,587
   5,000,000        1.19%, 10/03/03 (b).................................................................      4,999,549
     100,000        4.82%, 10/07/03.....................................................................        100,913
   5,000,000        1.126%, 11/12/03 (b)................................................................      4,999,816
      15,000        5.10%, 11/24/03.....................................................................         15,152
													 --------------

		      Total Federal Farm Credit Bank - (identified cost $10,370,361)....................     10,370,361
													 --------------

FEDERAL HOME LOAN BANK - (20.53%)
   7,400,000        4.50%, 07/07/03.....................................................................      7,403,892
   1,250,000        1.20%, 07/09/03.....................................................................      1,249,667
      45,000        5.715%, 07/09/03....................................................................         45,044
   2,000,000        1.14%, 07/30/03.....................................................................      1,998,163
   2,000,000        1.14%, 08/06/03.....................................................................      1,997,720
     100,000        5.36%, 08/11/03.....................................................................        100,445
     400,000        4.125%, 08/15/03....................................................................        401,385
   1,525,000        6.875%, 08/15/03....................................................................      1,535,673
     200,000        5.705%, 08/28/03....................................................................        201,394

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST - SELECTED DAILY GOVERNMENT FUND - CONTINUED JUNE 30, 2003 (Unaudited)

														VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
FEDERAL HOME LOAN BANK - CONTINUED
$    400,000        5.63%, 09/02/03..................................................................... $      402,574
     190,000        1.22%, 09/04/03.....................................................................        189,581
   1,815,000        5.125%, 09/15/03....................................................................      1,827,560
      30,000        5.005%, 10/01/03....................................................................         30,253
      25,000        6.00%, 10/07/03.....................................................................         25,310
      75,000        5.00%, 10/16/03.....................................................................         75,782
      35,000        5.08%, 10/20/03.....................................................................         35,407
      25,000        5.04%, 10/27/03.....................................................................         25,240
      20,000        5.375%, 10/27/03....................................................................         20,266
      35,000        5.125%, 11/20/03....................................................................         35,421
      20,000        5.125%, 12/01/03....................................................................         20,241
      15,000        3.02%, 12/10/03.....................................................................         15,065
      25,000        5.06%, 01/05/04.....................................................................         25,461
      25,000        5.195%, 01/29/04....................................................................         25,540
      85,000        5.25%, 01/29/04.....................................................................         86,916
      25,000        6.00%, 02/04/04.....................................................................         25,671
   5,800,000        1.36%, 03/05/04.....................................................................      5,801,084
      70,000        5.485%, 03/23/04....................................................................         72,185
      50,000        6.05%, 03/26/04.....................................................................         51,784
													 --------------

		      Total Federal Home Loan Bank - (identified cost $23,724,724)......................     23,724,724
													 --------------

FREDDIE MAC - (3.46%)
   2,100,000        5.75%, 07/15/03.....................................................................      2,103,697
   1,549,000        1.07%, 09/11/03.....................................................................      1,545,684
     125,000        1.22%, 09/17/03.....................................................................        124,670
     180,000        6.375%, 11/15/03....................................................................        183,357
      25,000        3.50%, 02/20/04.....................................................................         25,327
      10,000        6.313%, 02/26/04....................................................................         10,282
													 --------------

		      Total FREDDIE MAC - (identified cost $3,993,017)..................................      3,993,017
													 --------------

SALLIE MAE - (6.32%)
     750,000        1.18%, 08/15/03 (b).................................................................        750,269
   6,550,000        0.89%, 08/21/03 (b).................................................................      6,549,978
													 --------------

		      Total SALLIE MAE - (identified cost $7,300,247)...................................      7,300,247
													 --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST - SELECTED DAILY GOVERNMENT FUND - CONTINUED JUNE 30, 2003 (Unaudited)


														VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
REPURCHASE AGREEMENTS - (38.04%)
$   14,374,000      Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $14,374,507
			(collateralized by: U.S. Government obligations in a pooled cash account,
			total market value $14,661,480)................................................. $   14,374,000
    18,366,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
			07/01/03, dated 06/30/03, repurchase value of $18,366,648
			(collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $18,733,320)................................................     18,366,000
    11,224,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
			07/01/03, dated 06/30/03, repurchase value of $11,224,368
			(collateralized by: U.S. Government obligations in a pooled cash account,
			 total market value $11,448,480)................................................     11,224,000
													 --------------

			     Total Repurchase Agreements  - (identified cost $43,964,000)...............     43,964,000
													 --------------


			 Total Investments - (99.74%) - (identified cost $115,260,852) - (a)............    115,260,852
			 Other Assets Less Liabilities - (0.26%)........................................        298,252
													 --------------
			     Net Assets - (100%)........................................................ $  115,559,104
													 ==============

(a)   Aggregate cost for Federal Income Tax purposes is $115,260,852.

(b) The interest rates on floating rate securities, shown as of June 30, 2003, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.












SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2003 (Unaudited)

===========================================================================================================================
											       U.S.
						       SELECTED            SELECTED         GOVERNMENT          DAILY
						       AMERICAN            SPECIAL            INCOME          GOVERNMENT
							SHARES              SHARES             FUND              FUND
						    ---------------     --------------   --------------     --------------
ASSETS:
   Investments in securities, at value * (see
     accompanying Schedules of Investments)
     Unaffiliated companies......................   $ 4,801,149,539     $   67,935,737   $    5,413,659     $  115,260,852
     Affiliated companies........................        93,173,133              -                -                 -
   Cash..........................................           342,636              2,619            2,438              3,753
   Receivables:
     Dividends and interest......................         6,528,238             74,212           36,615            423,516
     Capital stock sold..........................         6,284,843             23,079              485             13,284
     Investment securities sold..................            -               1,712,133            -                -
     Due from adviser............................            -                   -                1,494            -
   Prepaid expenses.............................             52,115              6,373            2,140              6,551
						    ---------------     --------------   --------------     --------------
	 Total assets............................     4,907,530,504         69,754,153        5,456,831        115,707,956
						    ---------------     --------------   --------------     --------------
LIABILITIES:
   Payables:
     Capital stock reacquired....................         5,764,000              7,998           56,266             32,718
     Investment securities purchased.............            -                 401,269            -                 -
   Accrued expenses..............................         5,240,728            101,096            9,706             81,193
   Distributions payable.........................            -                   -                5,912             34,941
						    ---------------     --------------   --------------     --------------
	 Total liabilities.......................        11,004,728            510,363           71,884            148,852
						    ---------------     --------------   --------------     --------------

NET ASSETS ......................................   $ 4,896,525,776     $   69,243,790   $    5,384,947     $  115,559,104
						    ===============     ==============   ==============     ==============

SHARES OUTSTANDING (NOTE 5)......................       171,999,097          6,891,828          593,023        115,559,104
						    ===============     ==============   ==============     ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets (divided by) Shares Outstanding).....       $     28.47         $    10.05       $     9.08         $     1.00
							===========         ==========       ==========         ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..........   $   214,998,871     $    1,722,957   $       59,302     $   11,555,910
   Additional paid-in capital....................     4,400,607,863         58,665,199        5,249,421        104,003,194
   Undistributed net investment income (loss)....        14,878,161           (134,091)            (146)           -
   Accumulated net realized gains (losses)
      from investments and foreign currency
      transactions...............................      (482,722,906)          (185,689)          37,552            -
   Net unrealized appreciation on investments
    and foreign currency transactions............       748,763,787          9,175,414           38,818            -
						    ---------------     --------------   --------------     --------------

						    $ 4,896,525,776     $   69,243,790   $    5,384,947     $  115,559,104
						    ===============     ==============   ==============     ==============

* Including repurchase agreements of $189,910,000, $4,854,000, $395,000 and $43,964,000 for Selected American Shares, Selected Special Shares, Selected U.S. Government Income Fund and Selected Daily Government Fund, respectively, and cost of $58,760,771, $5,374,841 and $115,260,852 for Selected Special Shares,
Selected U.S. Government Income Fund and Selected Daily Government Fund, respectively. For Selected American Shares, the cost for Unaffiliated and Affiliated companies is $4,113,886,541 and $31,709,425, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)

===========================================================================================================================
												U.S.
							 SELECTED            SELECTED        GOVERNMENT           DAILY
							 AMERICAN            SPECIAL           INCOME          GOVERNMENT
							  SHARES             SHARES             FUND              FUND
						      ---------------    ---------------   ---------------    ------------
INVESTMENT INCOME (LOSS):
Income:
   Dividends
     Unaffiliated companies*......................    $    35,650,462    $       246,463   $       -          $      -
     Affiliated companies.........................          1,848,251           -                  -                 -
   Interest.......................................          2,297,536             13,696           124,703         769,371
   Security lending fees..........................             20,518           -                  -                 -
						      ---------------    ---------------   ---------------    ------------
       Total income...............................         39,816,767            260,159           124,703         769,371
						      ---------------    ---------------   ---------------    ------------
Expenses:
   Management fees (Note 2).......................         12,349,340            210,187             8,243         172,970
   Custodian fees.................................            378,838             10,995             6,999          10,720
   Transfer agent fees............................          1,864,856             50,112             7,472          27,320
   Audit fees.....................................             22,800              7,200             3,600           6,000
   Legal fees.....................................             38,485              2,544               101           2,148
   Reports to shareholders........................            308,220              4,009             1,009           5,612
   Directors' fees and expenses...................            274,156              4,304               267           5,696
   Registration and filing fees...................             29,245             10,191             6,004           9,672
   Miscellaneous..................................             11,062              4,224             4,813           2,060
   Payments under distribution plan (Note 3)......          5,485,990             75,551             6,870         144,142
						      ---------------    ---------------   ---------------    ------------
       Total expenses.............................         20,762,992            379,317            45,378         386,340
       Expenses paid indirectly (Note 6)..........            (36,831)                (7)              (49)             (6)
       Reimbursement/waiver of expenses by
	 adviser (Note 2).........................             -                -                  (9,620)           -
						      ---------------    ---------------   ---------------    ------------
       Net expenses...............................         20,726,161            379,310            35,709         386,334
						      ---------------    ---------------   ---------------    ------------
       Net investment income (loss)...............         19,090,606           (119,151)           88,994         383,037
						      ---------------    ---------------   ---------------    ------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investment transactions......................       (104,870,811)         1,375,459            45,235           -
     Foreign currency transactions................              7,386               (694)          -                 -
   Net increase (decrease) in unrealized
     appreciation of investments
     during the period............................        587,706,055          8,536,718           (43,899)          -
						      ---------------    ---------------   ---------------    ------------
   Net realized and unrealized gain  on
     investments and foreign currency.............        482,842,630          9,911,483             1,336           -
						      ---------------    ---------------   ---------------    ------------
     Net increase in net assets resulting
       from operations............................    $   501,933,236    $     9,792,332   $        90,330    $    383,037
						      ===============    ===============   ===============    ============

   * Net of foreign taxes withheld as follows.....    $       723,144    $        11,270           -                 -



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
(Unaudited)


========================================================================================================================
											    U.S.
						      SELECTED           SELECTED        GOVERNMENT           DAILY
						      AMERICAN           SPECIAL           INCOME          GOVERNMENT
						       SHARES            SHARES             FUND              FUND
						 ----------------   ---------------   ----------------   ---------------
OPERATIONS:
    Net investment income (loss)................ $     19,090,606   $      (119,151)  $         88,994   $       383,037
    Net realized gain (loss) from
      investments and foreign currency
      transactions..............................     (104,863,425)        1,374,765             45,235             -
    Net increase (decrease) in unrealized
      appreciation of investments...............      587,706,055         8,536,718            (43,899)            -
						 ----------------   ---------------   ----------------   ---------------
    Net increase in net
      assets resulting from operations..........      501,933,236         9,792,332             90,330           383,037

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................          -                  -                 (88,994)         (383,037)

CAPITAL SHARE TRANSACTIONS
    (NOTE 5)....................................       48,947,156          (310,520)            37,940          (627,396)
						 ----------------   ---------------   ----------------   ---------------

Total increase (decrease) in net assets.........      550,880,392         9,481,812             39,276          (627,396)

NET ASSETS:
    Beginning of period.........................    4,345,645,384        59,761,978          5,345,671       116,186,500
						 ----------------   ---------------   ----------------   ---------------
    End of period (including undistributed net
      investment income (loss) of $14,878,161,
      $(134,091) and $(146) for Selected
      American Shares, Selected Special Shares
      and Selected U.S. Government Income
      Fund, respectively)....................... $  4,896,525,776   $    69,243,790   $      5,384,947   $   115,559,104
						 ================   ===============   ================   ===============











SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2002

=======================================================================================================================
											   U.S.
						      SELECTED          SELECTED        GOVERNMENT           DAILY
						      AMERICAN          SPECIAL           INCOME          GOVERNMENT
						       SHARES           SHARES             FUND              FUND
					       ----------------    ---------------   ----------------   ---------------
OPERATIONS:
    Net investment income (loss).............. $     29,532,405    $      (309,343)  $        168,632   $     1,476,610
    Net realized gain (loss) from
      investments and foreign currency
      transactions............................     (308,403,528)        (1,567,663)           129,053             -
    Net increase (decrease) in unrealized
      appreciation of investments.............     (658,252,830)       (11,458,544)            15,448             -
					       ----------------    ---------------   ----------------   ---------------
    Net increase (decrease) in net
      assets resulting from operations........     (937,123,953)       (13,335,550)           313,133         1,476,610

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.....................      (32,858,762)            -                (168,632)       (1,476,610)
    Realized gains from investment
      transactions ...........................          -                 (301,935)           (49,411)            -
    Return of capital.........................       (1,389,403)            -                  -                  -

CAPITAL SHARE TRANSACTIONS
    (NOTE 5)..................................     (247,964,073)           307,866          1,273,794         3,806,489
					       ----------------    ---------------   ----------------   ---------------

Total increase (decrease) in net assets.......   (1,219,336,191)       (13,329,619)         1,368,884         3,806,489

NET ASSETS:
    Beginning of year.........................    5,564,981,575         73,091,597          3,976,787       112,380,011
					       ----------------    ---------------   ----------------   ---------------
    End of year (including overdistributed
      net investment income of $4,212,445,
      $14,940 and $146 for Selected
      American Shares, Selected Special
      Shares and Selected U.S. Government
      Income Fund, respectively).............. $  4,345,645,384    $    59,761,978   $      5,345,671   $   116,186,500
					       ================    ===============   ================   ===============







SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (the Funds) consist of Selected American Shares, Inc., (American Shares, Inc.), Selected Special Shares, Inc., (Special Shares, Inc.) and the Selected Capital Preservation Trust (the Trust). The Trust operates as a series fund, consisting of the U.S. Government Income Fund and Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Trust accounts separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

    American Shares, Inc. and Special Shares, Inc. are diversified, professionally managed stock-oriented funds.

    Selected U.S. Government Income Fund (U.S. Government Income) seeks to obtain current income consistent with preservation of capital by investing primarily in debt obligations of the U.S. Government, its agencies or instrumentalities.

    Selected Daily Government Fund (Daily Government) seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

    An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Daily Government seeks to maintain a net asset value of $1.00 per share.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors/Trustees. Daily Government uses the amortized cost method of valuing investment securities, which represents fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)


D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2003, American Shares, Inc., Special Shares, Inc. and U.S. Government Income had post October 2002 losses of approximately $4,593,000, $1,130,000 and $7,682, respectively, available to offset future capital gains if any, which expire in 2011. At June 30, 2003, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

			     AMERICAN           SPECIAL       U.S. GOVERNMENT
			   SHARES, INC.      SHARES, INC.          INCOME
			   ------------      ------------    ----------------
	EXPIRING
	--------
	12/31/2009       $    67,867,000    $       -          $        -
	12/31/2010           296,227,000          430,000               -
			 ---------------    -------------      ----------
	TOTAL            $   364,094,000    $     430,000      $        -


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

H. DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds have adopted a non-funded deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's/Trustee's deferral account is based upon years of service and fees paid to each Director/Trustee during the years of service. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director/Trustee in shares of one or more Selected Funds selected by the Director/Trustee. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds. Deferral of Director/Trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Fund's assets, liabilities, or net income per share.

    During the six months ended June 30, 2003, for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government credits of $182,329, $2,839, $40 and $789, respectively were made for these obligations, resulting in an accumulated liability of $839,731, $16,270, $425 and $7,890, respectively.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.


NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), the Fund's investment adviser. The rate for American Shares, Inc. is 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion and 0.50% of the average net assets in excess of $7 billion. The rate for Special Shares, Inc. is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2003, approximated 0.56% and 0.70% of average net assets for American Shares, Inc. and Special Shares, Inc., respectively. The rate for both U.S. Government Income and Daily Government is 0.30% of average net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2003 was $85,635, $5,356, $488 and $1,982 for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government, respectively. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================
NOTE 2 - INVESTMENT ADVISORY FEES - (Continued)

    The Adviser has voluntarily agreed to waive certain expenses incurred in the current fiscal year which exceed 1.30% of average net assets for U.S. Government Income. During the six months ended June 30, 2003, the Adviser voluntarily agreed to waive $9,620 in expenses for U.S. Government Income. This undertaking may be amended or withdrawn at any time.

Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

    For services under the distribution agreement, the Funds pay a fee of 0.25% of average daily net assets. For the six months ended June 30, 2003, American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government incurred distribution services fees totaling $5,485,990, $75,551, $6,870 and $144,142, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2003 were as follows:


				 AMERICAN           SPECIAL      U.S. GOVERNMENT
			       SHARES, INC.      SHARES, INC.         INCOME
			    ----------------   ---------------   ---------------
    Cost of purchases.....  $    267,180,849   $   15,830,579    $   5,080,759
    Proceeds of sales.....  $    151,015,097   $   19,919,032    $  3,516,404

NOTE 5 - CAPITAL STOCK

At June 30, 2003, there were 300 million shares of capital stock of American Shares, Inc. ($1.25 par value per share) authorized. At June 30, 2003, there were 50 million shares of capital stock of Special Shares, Inc. ($0.25 par value per share) authorized. At June 30, 2003, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:


										 SIX MONTHS ENDED
										  JUNE 30, 2003
										   (UNAUDITED)
						    -------------------------------------------------------------------------
						       AMERICAN            SPECIAL              U.S.
							SHARES             SHARES            GOVERNMENT             DAILY
							 INC.                INC.              INCOME             GOVERNMENT
						    -------------       -------------       -------------       -------------
Shares sold ..................................         16,659,929             549,614              97,154           6,599,328
Shares issued in reinvestment of distributions                -                   -                 9,058             397,726
						    -------------       -------------       -------------       -------------
						       16,659,929             549,614             106,212           6,997,054
Shares redeemed ..............................        (15,022,143)           (598,156)           (102,301)         (7,624,450)
						    -------------       -------------       -------------       -------------
      Net increase (decrease) ................          1,637,786             (48,542)              3,911            (627,396)
						    =============       =============       =============       =============

Proceeds from shares sold ....................      $ 433,715,336       $   4,848,448       $     884,029       $   6,599,328
Proceeds from shares issued in
    reinvestment of distributions ............                -                   -                82,134             397,726
						    -------------       -------------       -------------       -------------
						      433,715,336           4,848,448             966,163           6,997,054
Cost of shares redeemed ......................       (384,768,180)         (5,158,968)           (928,223)         (7,624,450)
						    -------------       -------------       -------------       -------------
      Net increase (decrease) ................      $  48,947,156       $    (310,520)      $      37,940       $    (627,396)
						    =============       =============       =============       =============


SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (Continued)

										      YEAR ENDED
										   DECEMBER 31, 2002
						    -------------------------------------------------------------------------
							AMERICAN              SPECIAL             U.S.
							 SHARES               SHARES           GOVERNMENT           DAILY
							  INC.                 INC.              INCOME           GOVERNMENT
						    ---------------       -------------       ------------       ------------
Shares sold ..................................           37,405,530           2,426,855            375,506         14,742,743
Shares issued in reinvestment of distributions            1,234,100              30,503             21,723          1,507,431
						    ---------------       -------------       ------------       ------------
							 38,639,630           2,457,358            397,229         16,250,174
Shares redeemed ..............................          (47,855,930)         (2,481,408)          (256,805)       (12,443,685)
						    ---------------       -------------       ------------       ------------
      Net increase (decrease) ................           (9,216,300)            (24,050)           140,424          3,806,489
						    ===============       =============       ============       ============

Proceeds from shares sold ....................      $ 1,036,812,994       $  23,340,084       $  3,375,643       $ 14,742,743
Proceeds from shares issued in
    reinvestment of distributions ............           32,656,579             280,018            195,087          1,507,431
						    ---------------       -------------       ------------       ------------
						      1,069,469,573          23,620,102          3,570,730         16,250,174
Cost of shares redeemed ......................       (1,317,433,646)        (23,312,236)        (2,296,936)       (12,443,685)
						    ---------------       -------------       ------------       ------------
      Net increase (decrease) ................      $  (247,964,073)      $     307,866       $  1,273,794       $  3,806,489
						    ===============       =============       ============       ============

NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2003, such reductions amounted to $160, $7, $49 and $6 for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government, respectively.

    American Shares, Inc. has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the six months ended June 30, 2003 the reduction amounted to $36,671.

NOTE 7 - SECURITIES LOANED

    American Shares, Inc. (the "Fund") has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. Cash collateral is invested by the Adviser in money market instruments. As of June 30, 2003, the Fund did not have any loaned securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:


					    SIX MONTHS
					       ENDED                           YEAR ENDED DECEMBER 31,
					   JUNE 30, 2003  ------------------------------------------------------------------
					    (UNAUDITED)      2002         2001           2000         1999          1998
					    -----------      ----         ----           ----         ----          ----
Net Asset Value, Beginning of Period....   $    25.51     $    30.99    $    35.33      $    35.80   $    31.16   $    27.18
					   ----------     ----------    ----------      ----------   ----------   ----------

Income (Loss) From Investment Operations
 Net Investment Income..................          .11            .17           .14             .15          .15          .15
 Net Realized and Unrealized
    Gains (Losses)......................         2.85          (5.45)        (4.10)           2.98         6.08         4.24
					   ----------     ----------    ----------      ----------   ----------   ----------
    Total From Investment Operations....         2.96          (5.28)        (3.96)           3.13         6.23         4.39

Dividends and  Distributions
 Dividends from Net Investment Income...         -              (.17)         (.14)           (.14)        (.15)        (.15)
 Distributions from Realized Gains......         -              -             (.24)          (3.46)       (1.44)        (.26)
 Dividends in Excess of Net
    Investment Income...................         -              -             -(4)            -            -            -
  Return of Capital.....................         -              (.03)         -               -            -            -
					   ----------     ----------    ----------      ----------   ----------   ----------
    Total Dividends and Distributions...         -              (.20)         (.38)          (3.60)       (1.59)        (.41)
					   ----------     ----------    ----------      ----------   ----------   ----------

Net Asset Value, End of Period..........   $    28.47     $    25.51    $    30.99      $    35.33   $    35.80   $    31.16
					   ==========     ==========    ==========      ==========   ==========   ==========

Total Return(1).........................        11.60%        (17.06)%      (11.17)%          9.33%       20.32%       16.27%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)...................       $4,897         $4,346        $5,565          $5,707       $3,704       $2,906
 Ratio of Expenses to Average Net Assets          .95%*(3)       .94%(3)       .94%(3)         .92%         .93%         .94%
 Ratio of Net Investment Income to
    Average Net Assets..................          .87%*          .61%          .45%            .52%         .24%         .52%
 Portfolio Turnover Rate(2).............            4%            19%           20%             22%          21%          20%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was .94% for the six months ended June 30, 2003 and .93% for the years ended December 31, 2002 and 2001.

(4)  Less than $0.005 per share.

*    Annualized




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:



					    SIX MONTHS
					       ENDED                          YEAR ENDED DECEMBER 31,
					   JUNE 30, 2003  ---------------------------------------------------------------
					    (UNAUDITED)      2002          2001         2000         1999         1998
					    -----------      ----          ----         ----         ----         ----

Net Asset Value, Beginning of Period.....   $    8.61     $   10.50     $   13.68    $   16.17    $   14.76    $   13.03
					    ---------     ---------     ---------    ---------    ---------    ---------

Income (Loss) From Investment Operations
  Net Investment Loss....................        (.02)         (.04)         (.02)        -            (.09)        (.08)
  Net Realized and Unrealized
      Gains (Losses).....................        1.46         (1.81)        (1.95)        (.25)        2.47         3.14
					    ---------     ---------     ---------    ---------    ---------    ---------
    Total From Investment Operations.....        1.44         (1.85)        (1.97)        (.25)        2.38         3.06

Dividends and Distributions
 Distributions from Realized Gains.......        -            (0.04)        (1.21)       (2.24)        (.97)       (1.33)
 Return of Capital.......................        -             -             -            -            -(1)         -
					    ---------     ---------     ---------    ---------    ---------    ---------
    Total Dividends and Distributions....        -            (0.04)        (1.21)       (2.24)        (.97)       (1.33)
					    ---------     ---------     ---------    ---------    ---------    ---------

Net Asset Value, End of Period...........   $   10.05     $    8.61     $   10.50    $   13.68    $   16.17    $   14.76
					    =========     =========     =========    =========    =========    =========

Total Return(2)..........................       16.72%       (17.62)%      (14.41)%      (1.10)%      16.83%       24.52%

 Net Assets, End of Period (000 omitted).     $69,244       $59,762       $73,092      $95,222     $107,592      $94,644
 Ratio of Expenses to Average Net Assets.        1.26%*        1.17%(4)      1.15%(4)     1.15%        1.17%        1.26%(3)
 Ratio of Net Investment Loss to
    Average Net Assets ..................        (.39)%*       (.46)%        (.20)%       (.25)%       (.59)%       (.58)%
 Portfolio Turnover Rate(5)..............          27%           46%          117%          35%          44%          41%


(1)  Less than $0.005 per share.

(2) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.25% for 1998.

(4) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2002 and 2001 would have been 1.21% and 1.18%, respectively.

(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED U.S. GOVERNMENT INCOME FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:


					    SIX MONTHS
					       ENDED                           YEAR ENDED DECEMBER 31,
					   JUNE 30, 2003    -------------------------------------------------------------
					    (UNAUDITED)       2002          2001         2000         1999         1998
					    -----------       ----          ----         ----         ----         ----
Net Asset Value, Beginning of Period....     $   9.07       $   8.86      $   8.77     $   8.37     $   9.04     $   9.01
					     --------       --------      --------     --------     --------     --------

Income (Loss) From Investment Operations
  Net Investment Income.................          .15            .34           .40          .44          .45          .47
  Net Realized and Unrealized
      Gains (Losses)....................          .01            .30           .09          .40         (.62)         .06
					    ---------      ---------     ---------    ---------    ---------    ---------
    Total From Investment Operations....          .16            .64           .49          .84         (.17)         .53

Dividends and Distributions
 Dividends from Net Investment Income...         (.15)          (.34)         (.40)        (.44)        (.45)        (.47)
 Distributions from Realized Gains......         -              (.09)         -            -            (.05)        (.03)
					    ---------      ---------     ---------    ---------    ---------    ---------
    Total Dividends and Distributions...         (.15)          (.43)         (.40)        (.44)        (.50)        (.50)
					    ---------      ---------     ---------    ---------    ---------    ---------

Net Asset Value, End of Period..........    $    9.08      $    9.07     $    8.86    $    8.77    $    8.37    $    9.04
					    =========      =========     =========    =========    =========    =========

Total Return(1).........................         1.74%          7.32%         5.71%       10.37%      (1.97)%        5.90%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)       $5,385         $5,346        $3,977       $3,728       $4,413       $6,237

 Ratio of Expenses to Average Net Assets         1.30%*(2)      1.30%(2)      1.30%(2)     1.21%(2)     1.28%(2)     1.52%(2,3)
 Ratio of Net Investment Income to
    Average Net Assets..................         3.24%*         3.71%         4.49%        5.21%        5.15%        5.17%
 Portfolio Turnover Rate(4).............           69%           126%           67%          85%         134%          36%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000, 1999, and 1998 would have been 1.65%,
     1.67%, 1.84%, 2.04%, 1.61%, and 1.62%, respectively.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.50% for 1998.

(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:


					    SIX MONTHS
					       ENDED                         YEAR ENDED DECEMBER 31,
					   JUNE 30, 2003    ------------------------------------------------------------------
					    (UNAUDITED)        2002          2001          2000           1999         1998
					    -----------        ----          ----          ----           ----         ----
Net Asset Value, Beginning of Period....     $   1.000      $   1.000     $   1.000      $   1.000     $   1.000     $   1.000
					     ---------      ---------     ---------      ---------     ---------     ---------

Income From Investment Operations
 Net Investment Income..................          .003           .013          .037           .056          .044          .047

Dividends and Distributions
 Dividends from Net Investment Income...         (.003)         (.013)        (.037)         (.056)        (.044)        (.047)
					     ---------      ---------     ---------      ---------     ---------     ---------

Net Asset Value, End of Period..........     $   1.000      $   1.000     $   1.000      $   1.000     $   1.000     $   1.000
					     =========      =========     =========      =========     =========     =========

Total Return(1).........................          0.33%          1.32%         3.73%          5.80%         4.48%         4.85%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)    $ 115,559      $ 116,187     $ 112,380      $ 130,126     $ 131,342     $ 126,203
 Ratio of Expenses to Average Net Assets.          .67%*          .67%          .66%           .67%          .68%          .71%
  Ratio of Net Investment Income
    to Average Net Assets...............           .66%*         1.30%         3.73%          5.68%         4.44%         4.74%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

*    Annualized









SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

				    DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until the age of 75, or until his or her resignation, death or removal.

											      NUMBER OF
					      TERM OF                                         PORTFOLIOS IN
					      OFFICE AND                                      FUND COMPLEX     OTHER
			     POSITION(S)      LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                 HELD WITH FUND   TIME SERVED   DURING PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WILLIAM P. BARR              Director         director      Executive Vice President and            4          None
(born 5/23/50)                                since 1994    General Counsel, Verizon
							    (formerly GTE Corporation
							    before it merged with Bell
							    Atlantic) since July 1994;
							    Attorney General of the United
							    States from August 1991 to
							    January 1993; Deputy Attorney
							    General from May 1990 to
							    August 1991; Assistant
							    Attorney General from April
							    1989 to May 1990; Partner with
							    the law firm of Shaw, Pittman,
							    Potts & Trowbridge from 1984
							    to April 1989 and January 1993
							    to August 1994.

FLOYD A. BROWN               Director         director      Retired staff announcer and             4          None
(born 11/5/30)                                since 1975    program host for WGN Radio and
							    Television, Chicago, Illinois;
							    sole proprietor of The Floyd
							    Brown Co., Elgin, Illinois
							    (advertising, media production
							    and mass media marketing).

JEROME E. HASS               Director         director      Professor of Finance and                4          None
(born 6/1/40)                                 since 1997    Business Strategy, Johnson
							    Graduate School of Management,
							    Cornell University;
							    Consultant, National Economic
							    Research Associates; former
							    Chief of Division of Economic
							    Research of the Federal Power
							    Commission and Special
							    Assistant to James R.
							    Schlesinger at the Executive
							    Office of the President of the
							    United States.

KATHERINE L. MACWILLIAMS     Director         director      Finance Director, Chief                 4          None
(born                                         since 1997    Financial Officer and member
1/19/56)                                                    of the board of directors for
							    Coors Brewing Limited (U.K.);
							    former Vice President,
							    International Finance, Coors
							    Brewing Company; former
							    Treasurer, Coors Brewing Company
							    and Adolph Coors Company; former
							    Vice President of Capital
							    Markets for UBS Securities in
							    New York; former member of the
							    Board of International Swaps and
							    Derivatives Association, Inc.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

			      DIRECTORS - CONTINUED

										      NUMBER OF
				      TERM OF                                         PORTFOLIOS IN
				      OFFICE AND                                      FUND COMPLEX     OTHER
		     POSITION(S)      LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE         HELD WITH FUND   TIME SERVED   DURING PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

JAMES J. MCMONAGLE   Director/        director      Chairman of the Selected Funds        4            None
(born 10/1/44)       Chairman         since 1990    Board of Directors; Of Counsel
						    to Vorys, Sater, Seymour and
						    Pease LLP (law firm); Formerly
						    Senior Vice President and
						    General Counsel of University
						    Hospitals Health System, Inc.
						    and University Hospitals of
						    Cleveland from 1990 to 2002;
						    Judge of the Court of Common
						    Pleas, Cuyahoga County, Ohio,
						    from 1976 to 1990.

RICHARD O'BRIEN      Director         director      Retired Corporate Economist           4            Director and past
(born 9/12/45)                        since 1996    for Hewlett-Packard Company;                       President, Silicon
						    former Chairman of the                             Valley Roundtable;
						    Economic Advisory Council of                       former Director,
						    the California Chamber of                          National
						    Commerce.                                          Association of
												       Business Economists.



MARSHA WILLIAMS      Director         director      Executive Vice President and          15           Director of the
(born 3/28/51)                        since 1996    Chief Financial Officer of                         Davis Funds
						    Equity Office Properties Trust                     (consisting of 11
						    (a real estate investment                          portfolios);
						    trust); former Chief                               Director, Modine
						    Administrative Officer of                          Manufacturing,
						    Crate & Barrel (home                               Inc.(heat transfer
						    furnishings retailer); former                      technology);
						    Vice President and Treasurer,                      Director, Chicago
						    Amoco Corporation (oil & gas                       Bridge & Iron
						    company).                                          Company, N.V.
												       (industrial
												       construction and
												       engineering)
INSIDE DIRECTORS*

ANDREW A. DAVIS      Director         director      President or Vice President of        15           Director of the Davis
(born 6/25/63)                        since 1998    each Selected Fund and Davis                       Funds (consisting of
						    Fund; President, Davis                             11 portfolios).
						    Selected Advisers, L.P., and
						    also serves as an executive
						    officer in certain companies
						    affiliated with the Adviser.


SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

			      DIRECTORS - CONTINUED

											NUMBER OF
					TERM OF                                         PORTFOLIOS IN
					OFFICE AND                                      FUND COMPLEX     OTHER
		       POSITION(S)      LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE           HELD WITH FUND   TIME SERVED   DURING PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
 INSIDE DIRECTORS* - CONTINUED

CHRISTOPHER C. DAVIS   Director         director      Chief Executive Officer,               15          Director of the
(born 7/13/65)                          since 1998    President or Vice President of                     Davis Funds
						      each Selected Fund and Davis                       (consisting of 11
						      Fund; Chairman and Chief                           portfolios).
						      Executive Officer, Davis
						      Selected Advisers, L.P., and
						      also serves as an executive
						      officer in certain companies
						      affiliated with the Adviser,
						      including sole member of the
						      Adviser's general partner,
						      Davis Investments, LLC;
						      Employee of Shelby Cullom
						      Davis & Co., a registered
						      broker/dealer.

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

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
































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

























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


				    SELECTED
				      FUNDS

		  2949 East Elvira Road, Tucson, Arizona 85706

================================================================================

	DIRECTORS                      OFFICERS
	William P. Barr                James J. McMonagle
	Floyd A. Brown                    Chairman
	Andrew A. Davis                Christopher C. Davis
	Christopher C. Davis              President - Selected American
	Jerome Hass                       Shares & Selected Special
	James J. McMonagle                Shares, Vice President - Selected
	Katherine L. MacWilliams          U.S. Government Income Fund
	Richard O'Brien                   & Selected Daily Government
	Marsha Williams                   Fund
				       Creston A. King
					  President - Selected U.S.
					  Government Income Fund &
					  Selected Daily Government
					  Fund
				       Andrew A. Davis
					  Vice President
				       Kenneth C. Eich
					  Executive Vice President &
					  Principal Executive Officer
				       Sharra L. Reed
					  Vice President, Treasurer
					  & Prinicpal Accounting Officer
				       Thomas D. Tays
					  Vice President
					  & Secretary
				       Arthur Don
					  Assistant Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(800) 243-1575

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, Massachusetts  02266-8243

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive
Chicago, Illinois  60601-4205

================================================================================

FOR MORE INFORMATION ABOUT THE SELECTED FUNDS, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575 OR ON THE FUNDS WEBSITE AT WWW.SELECTEDFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

================================================================================

INVESTMENT ADVISER

Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706



DISTRIBUTOR

Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, AZ 85706



TRANSFER AGENT AND CUSTODIAN

State Street Bank & Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, MA 02266-8243



LEGAL COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, IL 60601-4205



AUDITORS

KPMG, LLP
707 Seventeenth Street, Suite 2700
Denver, CO 80202



800-243-1575
www.selectedfunds.com


Item 2.  Code of Ethics - Not Required

Item 3.  Audit Committee Financial Expert - Not Required

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Audit Committee of Listed Registrants - Not Required

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 (a) Code of Ethics - Not Required
	 (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 29, 2003

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  August 29, 2003